SEGMENT REPORTING (Schedule of Long-lived Assets, consisting of Property, Plant and Equipment, by Geographical Area) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
SEGMENT REPORTING
Long-lived assets	$ 1,610	$ 1,510
China
SEGMENT REPORTING
Long-lived assets	1,357	1,100
Other
SEGMENT REPORTING
Long-lived assets	$ 253	$ 410